CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 33-45961; 1940 Act File No. 811-6569) (“Registrant”) hereby certifies that (a) the form of Statement of Additional Information used with respect to the Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 68 (“Amendment No. 68”) to its Registration Statement on Form N-1A, which is Registrant’s most recent post-effective amendment, and (b) the text of Amendment No. 68 was filed electronically.

IVY FUNDS

Dated: April 7, 2010	By:	/s/ Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and Associate General Counsel